Other Reserves (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Information on Other Reserves

(€’000 )	Share based payment reserve	Convertible loan	Currency Translation Difference	Total
Balance as at 1st January 2017	6,946	16,631	752	24,329
Vested share-based payments	(239)			(239)
Currency Translation differences subsidiaries			(769)	(769)

Balance as at 31 December 2017	6,707	16,631	(17)	23,321

Vested share-based payments	3,539			3,539
Currency Translation differences subsidiaries			(1,194)	(1,194)

Balance as at 31 December 2018	10,246	16,631	(1,211)	25,666